CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	5,487,000	3,110,000	3,026,000
Common stock, shares outstanding	5,487,000	3,110,000	3,026,000